SECURED CONVERTIBLE PROMISSORY NOTES (Details) (USD $)	12 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended		1 Months Ended			3 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Apr. 10, 2014 Subsequent Event [Member]	Dec. 31, 2013 Mr. Pollard, COO [Member]	Apr. 10, 2014 Mr. Pollard, COO [Member] Subsequent Event [Member]	Dec. 31, 2013 Mr. Ranew, Director [Member]	Apr. 10, 2014 Mr. Ranew, Director [Member] Subsequent Event [Member]	Sep. 30, 2013 Tin Cup LLC [Member]	Sep. 30, 2013 Oil and Gas Property in Lousiana and Texas (Five Jab) [Member]	Sep. 01, 2013 Oil and Gas Property in Lousiana and Texas (Five Jab) [Member]	Jun. 30, 2013 Oil and Gas Property in Lousiana and Texas (Five Jab) [Member]	Sep. 01, 2013 Oil and Gas Property in Lousiana and Texas (Five Jab) [Member]	Dec. 31, 2013 Oil and Gas Property in Lousiana and Texas (Five Jab) [Member] acre	Dec. 31, 2013 Oil and Gas Property in Lousiana and Texas (Five Jab) [Member] Mr. Pollard, COO [Member]	Dec. 31, 2013 Oil and Gas Property in Lousiana and Texas (Five Jab) [Member] Mr. Ranew, Director [Member]
Short-term Debt [Line Items]
Secured convertible promissory notes								$ 250,000	$ 2,000,000
Working interest									37.50%	37.50%	37.50%	75.00%
Promissory note, due date				Jan. 02, 2014		Jan. 02, 2014			Sep. 30, 2014
Effective annual rate				10.00%		10.00%			10.00%
Conversion price				$ 3.60		$ 3.60			$ 3.60
Convertible debt, terms of conversion feature									convertible into shares of the Company's common stock in whole or in part at a conversion price of $3.60 per share 6 months after issuance of the promissory note.
Current maturities of convertible notes	1,475,000												1,475,000
Accrued interest													28,205
Proceeds from issuance of promissory note - related parties	600,000			300,000		300,000
Fee to be received on promissory note due date				7,500		7,500
Due date extension				Apr. 02, 2014	May 02, 2014	Apr. 02, 2014
Exended due date fees to be received				15,000		15,000
Working interest in property if property is not liquidated by note extended due date					5.625%
Amount of note converted into warrant			1,690,000				300,000
Note payable, related parties	600,000				300,000
Interest on related party note payable	22,808
Promissory notes conversion right, aggregate total intrinsic fair value	$ 390
Total working interest per participation agreement														75.00%	75.00%
Gross acres													1,955
Number of producing wells													13
Number of service wells													9
Number of wellbores													14